MERRILL LYNCH NORTH CAROLINA MUNICIPAL BOND FUND
               MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST

                             ___________________


     Supplement dated December 9, 1996 to the Prospectus  dated November 15,
1996.

     Robert Sneeden is the Portfolio Manager of the Fund.
Mr.  Sneeden has  been an  Assistant  Vice President  of Merrill  Lynch Asset
Management, L.P. since  June 1994.   Prior  to that  he was  a Vice President
with Lehman Brothers Inc. from 1990 to 1994.


Code #16400-1196ALL